ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES	Accrued expenses and other liabilities consisted of the following:
	December 31,
	2024	2023
Professional services	$1,309,163	$976,301
Other	403,233	120,149
Total	$1,712,396	$1,096,450